Other Operating Income (Expenses), Net - Summary of Other Operating Income (Expenses), Net (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Operating Income Net [Abstract]
Other operating income	R$ 196,445	R$ 18,588	R$ 273,809	R$ 152,674	R$ 208,245	R$ 20,682	R$ 23,764
Recovery of charges and expenses					53,453	6,873	3,165
Reversal of operating provisions					9,767	2,641	2,684
Revenue from incentives from Tesouro Direto, B3 and Others	190,900	13,020	258,306	52,069	101,615	9,931	4,226
Other	5,545	5,568	15,503	100,605	43,410	1,237	13,689
Other operating expenses	(98,644)	(11,230)	(188,823)	(34,187)	(54,888)	(51,971)	(31,468)
Legal, administrative proceedings and agreement with customers	(36,262)	(1,790)	(43,844)	(3,503)	(9,499)	(16,385)	(18,370)
Tax incentive expenses					(10,265)	(2,015)	(2,980)
Losses on write-off and disposal of assets	(29,809)	(48)	(59,216)	(6,583)	(7,060)	(11,064)	(1,503)
Fines and penalties					(1,191)	(7,446)	(2,755)
Associations and regulatory fees					(4,216)	(3,059)	(2,073)
Charity	(13,668)	(1,842)	(40,512)	(5,917)	(6,751)	(5,938)	(50)
Other					(15,906)	(6,064)	(3,737)
Other operating expenses	(18,905)	(7,550)	(45,251)	(18,184)
Total	R$ 97,801	R$ 7,358	R$ 84,986	R$ 118,487	R$ 153,357	R$ (31,289)	R$ (7,704)